Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Office lease

The Company leased office space for approximately $5,500 a month from a related party. The Company paid a $15,000 rental deposit and rent expense for the three months ended March 31, 2022 and 2021 was approximately $0 and $20,000, respectively. The Company terminated the related party lease in May 2021 and entered into a new lease with an unrelated party in April 2021. The Company is not a party to a lease with a term in excess of 12 months and has a month-to-month lease as of March 31, 2022.

Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities. As of March 31, 2022, the Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. See Note 11.

Significant agreements

Oxford University Innovation Limited

Pursuant to the OUI Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay a 6% royalty on all net sales of licensed products, as defined in the OUI Agreement, with an annual minimum royalty payment of $250,000 starting post-product launch, until the expiration of the OUI Agreement or revocation of the last valid claim covering a licensed product, at which point a royalty rate of 3% will apply. An annual maintenance fee of $10,000 and $20,000 is required in the pre-phase III year and Phase III year, respectively, and as defined in the OUI Agreement. The Company is also obligated to pay a 25% royalty on any sums received by the Company from any sublicensee (including all up-front, milestone and other one-off payments received by the Company from any sub-licenses or other contracts granted by the Company with respect to the licensed technology). In addition, the Company is required to pay OUI milestone payments of up to an aggregate of $51.25 million; specifically, upon the achievement of specified development milestones of approximately $2.25 million, regulatory milestones of approximately $9.5 million, and commercial milestones of approximately $39.5 million. The annual maintenance fee and milestone fees are indexed to the RPI (Retail Prices index for all items which is published in the United Kingdom by the Office for National Statistics, or any replacement of it) and will be increased or decreased as appropriate as set forth in the OUI Agreement. As of March 31, 2022, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of March 31, 2022.

Oxford University Research Agreement

Pursuant to the terms of the OUI Agreement, as disclosed in Note 5, the Company entered into a sponsored research agreement dated December 18, 2019 with Oxford University for research related to the OUI Agreement for a period of three years for a total of £420,000. The Company prepaid the full amount to Oxford of $554,802 for the services in January 2020, of which approximately $0.2 million remains as a prepaid expense as of March 31, 2022 and December 31, 2021.

St. Jude Children’s Hospital

Pursuant to the St. Jude Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to make 4% royalty payments for each licensed product(s) sold by the Company or its affiliates, based on the net sales for the duration of the St. Jude Agreement, and also pay 15% of consideration received for any sublicenses. The Company is required to pay an annual maintenance fee of $10,000 beginning on the first anniversary of the Effective Date (which is waived if all of the developmental milestones scheduled for completion before such annual fee is due have been achieved). In addition, the Company is required to pay St. Jude milestone payments of up to an aggregate of $1 million; specifically, upon the achievement of specified development milestones of approximately $0.2 million, regulatory milestones of approximately $0.3 million, and commercial milestones of approximately $0.5 million. On May 11, 2022, the Company entered into an amendment to the St. Jude Agreement, whereby the royalty terms, milestones payments and licensing fees were amended. See Note 11 for more information on this amendment. As of March 31, 2022, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of March 31, 2022.

St. Jude Children’s Sponsored Research Agreement

In addition to the St. Jude Agreement, the Company also entered into a sponsored research agreement dated May 3, 2021 with St. Jude for research related to the St. Jude Agreement. Pursuant to this research agreement, the Company is obligated to pay St. Jude an aggregate amount of $73,073 in two parts, Phase I for $57,624 and Phase II for $15,449. This sponsored research project began during 2021, and the Company recorded approximately $8,000 in related accrued expenses at December 31, 2021. During the three months ended March 31, 2022, the Company incurred related research and development expenses of approximately $8,000, and had approximately $15,000 recorded as related accrued expenses at March 31, 2022. There were no such expenses incurred during the three months ended March 31, 2021.

Cincinnati Children’s Hospital Medical Center

Pursuant to the CHMC Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product, until the last valid claim covering a licensed product exists, at which point the royalty rates decrease by 50%. The Company is also obligated to pay up to a 25% royalty on any non-royalty sublicense revenue paid to the Company by any sublicensee. The CHMC Agreement also provides the Company with an option to license any CHMC or jointly patented modification, alteration or improvement of any invention claimed in a Licensed Patent (“CHMC Improvement” and “Joint Improvement, respectively”), with a $50,000 option fee for each Improvement that the Company elects to include in the license grant of the CHMC Agreement. In addition, the Company is required to pay CHMC milestone payments of up to an aggregate of $59.75 million; specifically, upon the achievement of specified development milestones of approximately $0.5 million, regulatory milestones of approximately $1.25 million, and commercial milestones of approximately $58 million. As of March 31, 2022, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of March 31, 2022.

Ology Bioservices, Inc. (which was later acquired by National Resilience, Inc.)

Pursuant to the Ology MSA and the second Project Addendum, as disclosed in Note 5, the Company is obligated to pay Ology an aggregate amount of approximately $2.8 million, plus reimbursement for materials and outsourced testing which will be billed at cost plus 15%. This project began during 2021, and the Company recorded approximately $164,000 and $115,000 as related accounts payable and accrued expenses, respectively, at December 31, 2021. During the three months ended March 31, 2022, the Company incurred related research and development expenses of approximately $217,000, and had approximately $332,000 recorded as related accrued expenses at March 31, 2022. See Note 4. There were no such expenses incurred during the three months ended March 31, 2021. This project is currently expected to be performed through the fourth quarter of 2023. On April 20, 2022, the Company entered into an amendment to the Ology MSA, whereby the Company’s obligations increased by $0.3 million, specifically related to regulatory support on the project. See Note 11.

Underwriter Termination Agreement

On February 7, 2022, the Company and its former underwriter, Maxim Group (“Maxim”), entered into a termination agreement, whereby the parties agreed to terminate their engagement of Maxim as the Company’s lead managing underwriter and book runner in connection with the Company’s IPO. Per the terms of the termination agreement, the Company agreed to pay Maxim a termination fee of $300,000, due upon the close of the Company’s IPO. The termination fee was recorded as general and administrative expense during the three months ended March 31, 2022, and is included in accounts payable in the accompanying condensed balance sheet at March 31, 2022.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may incur charges in the future as a result of these indemnification obligations.

Risks and Uncertainties — COVID-19

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for drug candidates, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 7 — Commitments and Contingencies

Office lease

The Company leased office space for approximately $5,500 a month from a related party. The Company paid a $15,000 rental deposit and rent expense for the years ended December 31, 2021 and 2020 was approximately $26,000 and $66,000, respectively. The Company terminated the related party lease in May 2021 and entered into a new lease with an unrelated party in April 2021. The Company is not a party to a lease with a term in excess of 12 months and has a month-to-month lease as of December 31, 2021.

Litigation

From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities. The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims.

Significant agreements

Oxford University Innovation Limited

Pursuant to the OUI Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay a 6% royalty on all net sales of licensed products, as defined in the OUI Agreement, with an annual minimum royalty payment of $250,000 starting post-product launch, until the expiration of the OUI Agreement or revocation of the last valid claim covering a licensed product, at which point a royalty rate of 3% will apply. An annual maintenance fee of $10,000 and $20,000 is required in the pre-phase III year and Phase III year, respectively, and as defined in the OUI Agreement. The Company is also obligated to pay a 25% royalty on any sums received by the Company from any sublicensee (including all up-front, milestone and other one-off payments received by the Company from any sub-licenses or other contracts granted by the Company with respect to the licensed technology). In addition, the Company is required to pay OUI milestone payments of up to an aggregate of $51.25 million; specifically, upon the achievement of specified development milestones of approximately $2.25 million, regulatory milestones of approximately $9.5 million, and commercial milestones of approximately $39.5 million. The annual maintenance fee and milestone fees are indexed to the RPI (Retail Prices index for all items which is published in the United Kingdom by the Office for National Statistics, or any replacement of it) and will be increased or decreased as appropriate as set forth in the OUI Agreement. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.

Oxford University Research Agreement

Pursuant to the terms of the OUI Agreement, as disclosed in Note 5, the Company entered into a sponsored research agreement dated December 18, 2019 with Oxford University for research related to the OUI Agreement for a period of three years for a total of £420,000. The Company prepaid the full amount to Oxford of $554,802 for the services in January 2020, of which approximately $0.2 million and $0.4 million remains as a prepaid expense as of December 31, 2021 and 2020, respectively.

St. Jude Children’s Hospital

Pursuant to the St. Jude Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to make 4% royalty payments for each licensed product(s) sold by the Company or its affiliates, based on the net sales for the duration of the St. Jude Agreement, and also pay 15% of consideration received for any sublicenses. The Company is required to pay an annual maintenance fee of $10,000 beginning on the first anniversary of the Effective Date (which is waived if all of the developmental milestones scheduled for completion before such annual fee is due have been achieved). In addition, the Company is required to pay St. Jude milestone payments of up to an aggregate of $1 million; specifically, upon the achievement of specified development milestones of approximately $0.2 million, regulatory milestones of approximately $0.3 million, and commercial milestones of approximately $0.5 million. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.

St. Jude Children’s Sponsored Research Agreement

In addition to the St. Jude Agreement, the Company also entered into a sponsored research agreement dated May 3, 2021 with St. Jude for research related to the St. Jude Agreement. Pursuant to this research agreement, the Company is obligated to pay St. Jude an aggregate amount of $73,073 in two parts, Phase I for $57,624 and Phase II for $15,449. This sponsored research project began during the year ended December 31, 2021, and the Company has incurred related research and development expenses of approximately $65,000 of which approximately $8,000 was recorded as accrued expenses at December 31, 2021.

Cincinnati Children’s Hospital Medical Center

Pursuant to the CHMC Agreement, as disclosed in Note 5, the Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product, until the last valid claim covering a licensed product exists, at which point the royalty rates decrease by 50%. The Company is also obligated to pay up to a 25% royalty on any non-royalty sublicense revenue paid to the Company by any sublicensee. The CHMC Agreement also provides the Company with an option to license any CHMC or jointly patented modification, alteration or improvement of any invention claimed in a Licensed Patent (“CHMC Improvement” and “Joint Improvement, respectively”), with a $50,000 option fee for each Improvement that the Company elects to include in the license grant of the CHMC Agreement. In addition, the Company is required to pay CHMC milestone payments of up to an aggregate of $59.75 million; specifically, upon the achievement of specified development milestones of approximately $0.5 million, regulatory milestones of approximately $1.25 million, and commercial milestones of approximately $58 million. As of December 31, 2021, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales, and determined the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2021.

Ology Bioservices, Inc. (which was later acquired by National Resilience, Inc.)

Pursuant to the Ology MSA and the second Project Addendum, as disclosed in Note 5, the Company is obligated to pay Ology an aggregate amount of approximately $2.8 million, plus reimbursement for materials and outsourced testing which will be billed at cost plus 15%. This project began during the year ended December 31, 2021, and the Company has incurred related research and development expenses of approximately $328,000 of which approximately $164,000 and $115,000 was recorded as accounts payable and accrued expenses, respectively, at December 31, 2021. This project is currently expected to be performed through the fourth quarter of 2023.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may incur charges in the future as a result of these indemnification obligations.

Risks and Uncertainties — COVID-19

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for drug candidates, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.